Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jul. 01, 2013	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live	7 years 3 months 18 days
Equity investments		$ 106,118	$ 100,468
Cardholders' loss reserve		9,400	6,300
Advertising expenses		$ 9,600	5,700	$ 1,300
Minimum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate		0.00%
Maximum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate		8.00%
TSYS de Mexico
Significant Accounting Policies [Line Items]
Equity investments		$ 7,600	7,730
CUP Data
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		44.56%
Equity investments		$ 98,518	$ 92,738
Perpetual and site licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Perpetual and site licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Licensed computer software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Acquisition technology intangibles | Minimum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live		5 years
Acquisition technology intangibles | Maximum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live		9 years
Software development costs | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Software development costs | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Other intangible assets | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Other intangible assets | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
North American And International Services | Minimum
Significant Accounting Policies [Line Items]
Processing contracts		3 years
North American And International Services | Maximum
Significant Accounting Policies [Line Items]
Processing contracts		10 years
Merchant Services
Significant Accounting Policies [Line Items]
Reserve for merchant loss		$ 1,300
Merchant Services | Minimum
Significant Accounting Policies [Line Items]
Processing contracts		3 years
Merchant Services | Maximum
Significant Accounting Policies [Line Items]
Processing contracts		8 years
Goodwill
Significant Accounting Policies [Line Items]
Equity investments		$ 49,400
Buildings and improvements | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		5 years
Buildings and improvements | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		40 years
Computer equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		2 years
Computer equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		5 years
Furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		3 years
Furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		15 years
NetSpend Holdings Inc
Significant Accounting Policies [Line Items]
Operating segments | Segment		4
Cardholders' loss reserve		$ 9,400
NetSpend Holdings Inc | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	5 years
NetSpend Holdings Inc | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	8 years
NetSpend Holdings Inc | TSYS de Mexico
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		49.00%
NetSpend Holdings Inc | CUP Data
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		44.56%
NetSpend Holdings Inc | Internal-use software | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
NetSpend Holdings Inc | Internal-use software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
NetSpend Holdings Inc | Other Current Liabilities
Significant Accounting Policies [Line Items]
Transaction processing provision		$ 6,500